Share capital - Authorized and Issued (Details) - $ / shares	Jun. 30, 2023	Jan. 25, 2023	Dec. 31, 2022	Mar. 31, 2022
Share capital
Number of shares authorised	25		555,000,000	555,000,000
Par value per share	$ 0.0025		$ 0.0001
If Restructuring Took Effect Retroactively During The Year [Member]
Share capital
Number of shares authorised	75,000,000
Issued	6,782,000
If Restructuring Took Effect Retroactively During The Year [Member] | Minimum
Share capital
Number of shares authorised	20,000,000
Class A Ordinary Shares
Share capital
Number of shares authorised				500,000,000
Par value per share				$ 0.0001
Class A Ordinary Shares | Minimum
Share capital
Par value per share	$ 0.0001
Class A Ordinary Shares | If Restructuring Took Effect Retroactively During The Year [Member]
Share capital
Number of shares authorised	20,000,000
Issued	6,782,000	20,000,000
Preferred shares
Share capital
Number of shares authorised			55,000,000	55,000,000
Par value per share				$ 0.0001
Preferred shares | If Restructuring Took Effect Retroactively During The Year [Member]
Share capital
Number of shares authorised	55,000,000
Issued		55,000,000